CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income
Service charges	$ 35,564	$ 301	$ 0
Interest income	11,021	137	177
Property lease and management	9,726	4,937	501
Total Income	56,311	5,375	678
Operating Costs and Expenses
Interest expense	16,694	7,292	0
Interest expense, related parties	7,006	1,409	553
Provision for credit losses	10,021	209	0
Property and management cost	2,063	2,532	1,360
Selling and marketing	3,038	493	414
General and administrative	17,139	8,810	8,819
Litigation expense	0	4,350	0
Total operating costs and expenses	55,961	25,095	11,146
Income (loss) from continuing operations before income taxes	350	(19,720)	(10,468)
Income tax provision (benefit)	274	(3,398)	(1,702)
Income (loss) from continuing operations	76	(16,322)	(8,766)
Income from discontinued operations, net of taxes	8,205	26,488	20,594
Net income	8,281	10,166	11,828
Foreign currency translation adjustment	(15,656)	(1,172)	8,842
Comprehensive (loss) income	$ (7,375)	$ 8,994	$ 20,670
Earnings (loss) per share
Basic: Continuing operations	$ .003	$ (0.69)	$ (0.37)
Basic: Discontinued operations	0.35	1.12	0.87
Basic: Earnings Per Share	0.35	0.43	0.5
Diluted: Continuing operations	0.003	(0.68)	(0.37)
Diluted: Discontinued operations	0.34	1.11	0.87
Diluted: Earnings Per Share	$ 0.34	$ 0.43	$ 0.5
Weighted average shares outstanding
Basic	23,550,145	23,549,112	23,540,761
Diluted	24,080,249	23,840,644	23,806,194